Accounting policies	6 Months Ended
Jun. 30, 2020
Accounting policies
Accounting policies

2. Accounting policies

NatWest Group’s principal accounting policies are as set out on pages 204-208 of the NatWest Group plc 2019 Annual Report and Accounts on Form 20-F and are unchanged other than as presented below.

Accounting policy changes effective 1 January 2020

Amendments to IFRS 3 Business Combinations (IFRS 3) - Changes to the definition of a business

The IASB amended IFRS 3 to provide additional guidance on the definition of a business. The amendment aims to help entities when determining whether a transaction should be accounted for as a business combination or as an asset acquisition. The amendments are in line with current accounting policy and therefore did not affect the accounts.

Definition of material - Amendments to IAS 1 - Presentation of Financial Statements (IAS 1) and IAS 8 -Accounting Policies, Changes in Accounting Estimates and Errors (IAS 8)

The IASB clarified the definition of 'material' and aligned the definition of material used in the Conceptual Framework and in other IFRS standards. The amendments clarify that materiality will depend on the nature or magnitude of information. Under the amended definition of materiality, an entity will need to assess whether the information, either individually or in combination with other information, is material in the context of the financial statements. A misstatement of information is material if it could reasonably be expected to influence decisions made by the primary users. NatWest Group's definition and application of materiality is in line with the definition in the amendments.

Interest Rate Benchmark Reform (IBOR reform) Phase I amendments to IFRS 9 and IAS 39

The IASB issued 'Interest Rate Benchmark Reform (Amendments to IFRS 9, IAS 39 and IFRS 7)' as a first reaction to the potential effects the IBOR reform could have on financial reporting. The amendments focused on hedge accounting and allow hedge relationships affected by the IBOR reform to be accounted for as continuing hedges. Amendments are effective for annual reporting periods beginning on or after 1 January 2020. NatWest Group early adopted these amendments for the annual period ending on 31 December 2019.

Phase II of the IASB’s IBOR reform project addressing the wider accounting issues arising from the reform is currently in re-deliberation phase and is expected to be available as a final standard for early adoption for the period ending on 31 December 2020. NatWest Group intends to early adopt the phase II standard. NatWest Group-wide IBOR transition program remains on-track and key milestones have been met. We expect conversion from LIBOR to alternative risk free rates (RFRs) to increase in H2 2020 as RFR-based products become more widely available and key market-driven conversion events occur.

Amendment to IFRS effective 1 June 2020

Covid–19 amendments on lease modifications – Amendments to IFRS 16 – Leases (IFRS 16)

The IASB published 'amendments to IFRS 16 covering Covid-19-Related Rent Concessions’. These provide lessees with an exemption from assessing whether a Covid-19 related rent concession is a lease modification. The amendment is effective for annual reporting periods beginning on or after 1 June 2020. The effect of the amendment on NatWest Group’s financial statements is immaterial and will be adopted from 1 January 2021.

Critical accounting policies and key sources of estimation uncertainty

The judgements and assumptions that are considered to be the most important to the portrayal of NatWest Group’s financial condition are those relating to goodwill, provisions for liabilities and charges, deferred tax, loan impairment provisions and fair value of financial instruments. These critical accounting policies and judgements are described on page 208 of the NatWest Group plc 2019 Annual Report and Accounts on Form 20-F. During H1 2020, estimation uncertainty has been affected by the Covid-19 pandemic. Management's consideration of this source of uncertainty is outlined in the relevant sections of this announcement (as applicable), including the ECL estimate for the period in the Capital and Risk Management section.

Information used for significant estimates

The Covid-19 pandemic has continued to cause significant economic and social disruption during the quarter ended 30 June 2020. Key financial estimates are based on a range of anticipated future economic conditions described by internally developed scenarios.  Measurement of goodwill, deferred tax and expected credit losses are highly sensitive to reasonably possible changes in those anticipated conditions. Other reasonably possible assumptions about the future include a prolonged financial effect of the Covid-19 pandemic on the economy of the UK and other countries. Changes in judgements and assumptions could result in a material adjustment to those estimates in the next reporting periods, including impairment of goodwill and this has been considered in the risk factors on pages 112 and 113.